Sales and Marketing Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Sales and Marketing Expenses [Abstract]
Schedule of Sales and Marketing Expenses
	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022

Salary and related expenses	266	248	282
Share-based payment	250	89	503
Professional fees	187	348	527
Other	51	61	16
	754	746	1,328